SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

MUNICIPAL
MONEY
FUND
ANNUAL REPORT
AUGUST 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.


PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS
                              AND ONE YEAR.

INVESTMENTS              9    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     42   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    46   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    48   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            49

PROXY VOTING RESULTS     50


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The short-term volatility that hit the stock and bond markets in the spring re-emerged in August, and many equity and fixed-income securities retreated from their 1997 highs. Still, the Standard & Poor's 500 Index was up roughly 23% year-to-date through August 31, more than twice its historical annual average. The bond markets have posted moderate returns through the first eight months of the year, primarily influenced by positive news on the inflation front.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                   PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

SPARTAN MUNICIPAL MONEY FUND                    3.38%    16.54%   24.76%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE         3.08%    14.27%   20.63%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on January 14, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 434 money market funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                   PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

SPARTAN MUNICIPAL MONEY FUND                    3.38%    3.11%    3.39%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE         3.08%    2.70%    2.89%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             9/1/97   6/2/97   3/3/97   12/2/96   9/2/96



SPARTAN MUNICIPAL            3.18%    3.58%    3.12%    3.28%     3.27%
MONEY FUND



IF FIDELITY HAD NOT          3.08%    3.48%    3.02%    3.18%     3.16%
REIMBURSED CERTAIN
FUND EXPENSES



ALL TAX-FREE MONEY MARKET    2.98%    3.27%    2.87%    3.05%     2.96%
FUNDS AVERAGE



SPARTAN MUNICIPAL MONEY      4.97%    5.59%    4.88%    5.13%     5.11%
FUND - TAX-EQUIVALENT



IF FIDELITY HAD NOT          4.81%    5.44%    4.72%    4.97%     4.94%
REIMBURSED CERTAIN FUND
EXPENSES



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Diane McLaughlin became Portfolio Manager of Spartan Municipal Money Fund on June 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, DIANE?
A. In July 1996, the Federal Reserve Board indicated a bias toward raising short-term interest rates in order to dampen economic growth and head off inflation. However, it had not acted by early 1997, and the market became complacent with the Fed's steady policy. That sentiment changed in late February, when Fed Chairman Alan Greenspan, in his semiannual Humphrey-Hawkins testimony before Congress, outlined his concerns that low unemployment might exert upward pressure on the economy's core inflation. More importantly, he mentioned the possibility that the Fed might raise the rate banks charge each other for overnight loans - known as the fed funds target rate - from the 5.25% level it had maintained since January 1996. The rationale behind such a move would be to raise rates to curb inflation before it passed through to the consumer. Interest rates rose as the Fed's March 25 Open Market Committee meeting approached and fears heightened that there would be a shift in Fed policy. At that meeting, the Fed raised the fed funds target rate by 0.25% to 5.50% as expected.
Q. WHAT HAS THE BACKDROP BEEN LIKE SINCE THE FED'S MARCH MEETING?
A. Second-quarter 1997 gross domestic product (GDP) grew at a stronger-than-expected annual rate of 3.6%. Despite an average rate of growth of 4.2% in the first half of 1997, inflation remains in check. For the first eight months of 1997, consumer prices have risen less than 2% and producer prices are down 2.3%. In his most recent Humphrey-Hawkins Congressional testimony, Greenspan pointed to productivity improvement as an explanation for the economy's ability to grow at a stronger pace without an acceleration in inflationary pressures.
Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?
A. The fund's average maturity rolled down from 63 days on August 31, 1996, given the market's expectation of Fed interest-rate increases. The fund participated selectively in longer maturities when fears of higher rates were priced into the market. In general, though, the fund focused on shorter-term securities. Among these were variable-rate demand notes (VRDNs) - variable-rate securities that can be redeemed on short notice, typically in one or seven days. Because of a healthy supply, VRDNs were priced at historically attractive levels relative to the targeted fed funds rate. In the latter stages of the period, I turned my attention to one-year paper during the municipal market's annual note-borrowing season. The rates offered by these securities typically increase as most borrowers issue notes at the same time, causing a temporary imbalance between supply and demand. The fund's average maturity ended the period at a more neutral 48 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1997, was 3.19%, compared to 3.26% a year earlier. The latest yield was the equivalent of a taxable yield of 4.98% for investors in the 36% federal tax bracket. The fund's total return for the year was 3.38%. That beat the total return of 3.08% during the same period for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The Fed may not need to raise rates further if the pace of economic growth persists without any significant signs of inflation. As the next six months unfold, I plan to keep the fund's maturity relatively neutral. This position will allow me to extend the fund's average maturity with higher-yielding notes if a pick-up in economic growth in the third and fourth quarters leads to price increases and further action by the Fed.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: tax-free income with
share price stability by
investing in high-quality,
short-term municipal securities
FUND NUMBER: 460
TRADING SYMBOL: FIMXX
START DATE: January 14, 1991
SIZE: as of August 31, 1997,
more than $2.3 billion
MANAGER: Diane McLaughlin,
since June 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1992
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/97            2/28/97            8/31/96

  0 - 30    79                 72                 70

 31 - 90    6                  7                  10

 91 - 180   4                  15                 5

181 - 397   11                 6                  15

WEIGHTED AVERAGE MATURITY
                               8/31/97   2/28/97   8/31/96

SPARTAN MUNICIPAL MONEY FUND   48 DAYS   40 DAYS   63 DAYS

ALL TAX-FREE MONEY             50 DAYS   45 DAYS   55 DAYS
MARKET FUNDS AVERAGE *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1997 AS OF FEBRUARY 28, 1997
Row: 1, Col: 1, Value: 1.0
Row: 1, Col: 2, Value: 10.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 73.0
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 11.0
Row: 1, Col: 5, Value: 62.0
Variable rate
demand notes
(VRDNs) 73%
Commercial paper
(including
commercial
paper mode) 10%
Tender bonds 6%
Municipal
notes 10%
Other 1%

Variable rate
demand notes
(VRDNs) 62%
Commercial paper
(including
commercial
paper mode) 11%
Tender bonds 6%
Municipal
notes 18%
Other 3%

* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS AUGUST 31, 1997

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 2.2%
Alabama Ind. Dev. Auth. Rev., VRDN:
 (Columbus Mills, Inc. Proj.) Series 1994 A, 3.50%,
 LOC SunTrust Bank, Atlanta (b) $ 3,000 $ 3,000
 (Well Built Cabinet, Inc.) 3.60%, LOC Amsouth Bank (b) 2,335 2,335 Ashland Ind. Dev. Board Rev. (Wellborn Cabinet, Inc. Proj.)
Series 1991 A, 3.55%, LOC Amsouth Bank, VRDN (b)  1,120  1,120
Chatom Ind. Dev. Board Poll. Cont. Rev. Bonds
(Alabama Elec. COOP, Inc. Proj.) Series 1993,
3.75% 10/17/97, CP mode  1,500  1,500
Colbert County Ind. Dev. Board (Golden Poultry Co., Inc. Proj.)
Series 1990, 3.50%, LOC SunTrust Bank, Atlanta, VRDN (b) 3,850 3,850 Columbia Ind. Dev. Board Participating VRDN, Series 1997 I,
 3.40%, LOC Caisse des Depots et Consignations (c) 2,300 2,300 Columbiana Ind. Dev. Board Rev. (NFA Corp. Proj.)
Series 1992 A, 3.55%, LOC Amsouth Bank, VRDN (b) 6,000 6,000 Courtland Ind. Dev. Board (Speciality Minerals, Inc.) 3.50%,
LOC Wachovia Bank, NA, VRDN (b)  3,000  3,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
Series 1996, 3.40%, VRDN (b)  1,285  1,285
Decatur Ind. Dev. Board Solid Waste Rev. (Trico Steel Co. Proj.) Series 1997, 3.45%, LOC Chase Manhattan Bank, VRDN (b) 2,200 2,200 Demopolis Ind. Dev. Board Ind. Dev. Rev. Board
(Systech Environmental Corp.) Series 1990, 3.55%,
LOC NBD Bank, NA, VRDN (b)  1,200  1,200
Demopolis Ind. Dev. Board (McClain of Alabama Proj.)
3.65%, LOC LaSalle Nat'l. Bank, Inc., VRDN  1,000  1,000
Eufaula Ind. Dev. Board (Columbus Mills, Inc. Proj.) Series 1993, 3.50%, LOC SunTrust Bank, Atlanta, VRDN (b) 6,100 6,100
Florence Ind. Dev. Board. Rev. (Robert J. Bevis Proj.) Series 1990, 3.50%, LOC Boatmen's Nat'l. Bank of St. Louis, VRDN (b) 2,675 2,675 Jackson Ind. Dev. Auth. (Specialty Minerals, Inc.) 3.50%,
LOC Wachovia Bank of Georgia, NA, VRDN (b)  3,245  3,245
Lafayette Ind. Dev. Rev. (Kardoes Rubber Co., Inc.) 3.60%,
LOC Amsouth Bank, NA, VRDN, (b)  2,200  2,200
Montgomery Ind. Dev. Board Ind. Dev. Rev., VRDN:
 (Contech Construction Prod.) Series 1996, 3.55%,
 LOC Mellon Bank (b)  3,000  3,000
 (Feldmeier/Alabama Equipment 96) 3.65%,
 LOC Southtrust Bank of Alabama (b)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - CONTINUED
Roanoke Ind. Dev. Board Ind. Dev. Rev., VRDN:
 (Steel Fab, Inc. Proj.) Series 1997, 3.60%,
 LOC NationsBank, NA (b) $ 1,000 $ 1,000
 (Wehadkee/Rock Mills Proj.) Series 1992, 3.50%,
 LOC SunTrust Bank, Atlanta (b)  900  900
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.) Series 1990, 3.50%, LOC SunTrust Bank, Atlanta, VRDN (b) 695 695
Tuscaloosa County Ind. Dev. Rev. (Hanna Steel Co.) 3.65%,
LOC NationsBank, NA, VRDN  955  955
Wetumpka Ind. Dev. Board Ind. Dev. Rev. (US Fabtec LLC Proj.)
3.60%, LOC Bank of Tokyo-Mitsubishi, Ltd., VRDN  1,200  1,200
  51,760
ALASKA - 0.4%
Alaska Ind. Dev. & Export Auth. Exempt Facs. Rev.
(Fairbanks Gold Mining) Series 1997, 3.45%,
LOC Union Bank of Switzerland, VRDN (b)  6,700  6,700
Alaska Hsg. Fin. Auth. Corp. Participating VRDN,
Series 1997 A, 3.41% (Liquidity Facility Bank of America) (c)  1,500
1,500
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co.
Proj.) Series 1994 B, 3.45%, VRDN  1,000  1,000
  9,200
ARIZONA - 1.4%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1981 B, 3.50%, LOC Bank of Tokyo -
Mitsubishi, Ltd., VRDN  5,600  5,600
Cochise Couny Poll. Cont. Rev. Solid Waste (Arizona
Elec. Pwr. COOP) 3.50% tender 9/2/97 (b)  2,400  2,400
Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Shadow Creek Apt. Proj.) Series 1994 C, 3.45%
(FNMA Guaranteed) VRDN (b)  5,100  5,100
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B,
3.40% (BIG Insured) (Liquidity Facility
Caisse des Depots et Consignations) (c)  3,160  3,160
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 E:
  3.85% 9/9/97, CP mode (b)  2,400  2,400
  3.95% 10/10/97, CP mode (b)  900  900
Phoenix Ind. Dev. Auth. Rev. (Plastican Proj.)
Series 1997, 3.65%, LOC Fleet National Bank, VRDN (b) 1,700 1,700 Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1990 A, 3.45%, LOC Bankers Trust Co., VRDN (b) 4,000 4,000 Pima County Ind. Dev. Auth. Multi-Family Rev.
(Quail Ridge Apt.-B) 3.45% (FNMA Guaranteed) VRDN 4,000 4,000 MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - CONTINUED
Pinal County Ind. Dev. Auth. Ind. Dev. Rev.
(Sunbelt Refining Co. LP Proj.) Series 1988, 3.50%,
LOC Bankers Trust Co., VRDN (b) $ 3,900 $ 3,900
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens
Utils.) Series 1993, 3.85% 9/9/97, CP mode (b)  1,000  1,000
  34,160
ARKANSAS - 1.8%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Bonds
Series D, 4.05% tender 7/1/98  4,800  4,800
Blytheville Ind. Dev. Rev. (Arkansas Steel Processing Proj.)
Series 1992, 3.40%, LOC Banque Luxembourg VRDN (b)  9,500  9,500
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co.
Proj.) 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 22,000 22,000 Harrison Ind. Dev. Rev. (Rock-Tenn Converting Co. Proj.)
Series 1993, 3.50%, LOC SunTrust Bank, Atlanta,
VRDN (b)  2,500  2,500
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.)
Series 1996, 3.40%, LOC Commerzbank,
Germany, VRDN (b)  3,150  3,150
  41,950
CALIFORNIA - 6.0%
California Gen. Oblig. Participating VRDN, Series 1996 L,
3.40% (FGIC Insured) (Liquidity Facility
Caisse des Depots et Consignations) (c)  1,100  1,100
California Higher Ed. Loan Auth. Student Loan Rev. Bonds:
 Series 1994 A, 3.95% tender 6/1/98, LOC State Street
 Bank & Trust Co.  7,000  7,000
 Series E-5, 3.95% tender 6/1/98, LOC Student Loan
 Mktg. Assoc. (b)  4,100  4,100
California School Cash Reserves Prog. Auth. TRAN
1997 Pool 4.75%, 7/2/98 (AMBAC Insured)  38,500  38,778
California Student Ed. Loan Mktg. Corp. Student Loan Rev.
Rfdg. Bonds Series 1994 A, 4.05% tender 6/1/98,
LOC Dresdner Bank (b)  10,000  10,000
Central Valley School Fin. Auth. TRAN 1997 Pool,
4.50% 8/27/98  3,600  3,620
Clovis Unified School Dist. RAN (Fresno County)
4.25% 6/30/98  7,700  7,728
Fresno County Gen. Oblig. TRAN 4.25% 7/1/98  18,300  18,369
Kern High School Dist. TRAN, 4.50% 8/20/98  4,300  4,324
Los Angeles County Gen. Oblig. TRAN Series A,
4.50% 6/30/98  5,570  5,598
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 3.90%
10/10/97, LOC Toronto-Dominion Bank & Bank of
Nova Scotia, CP $ 15,000 $ 15,000
Los Angeles Reg'l. Arpt. Impt. Facs. Lease Rev.
(Air France Intl. Arpt.) 3.55%,
LOC Societe Generale, France, VRDN (b)  1,425  1,425
Los Angeles Unified School Dist. TRAN Notes 1997-98,
4.50% 7/1/98  4,800  4,827
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98  7,200  7,231
San Luis Obispo County Office of Ed. TRAN 4.50% 6/30/98 2,588 2,601 South Coast Local Ed. Agencies TRAN
Series A, 4.50% 6/30/98 (MBIA Insured)  9,500  9,549
  141,250
COLORADO - 1.7%
Aurora Multi-Family Hsg. Rev. (Aurora Meadows Apts.)
Series 1996, 3.65% (FNMA Guaranteed) VRDN (b)  5,100  5,100
Colorado Springs Util. Sys. Rev. Participating VRDN,
Series 1996 A, 3.40% (Liquidity Facility Societe
Generale, France) (c)  3,880  3,880
Denver County Arpt. Rev. Participating VRDN,
3.50% (Liquidity Facility Caisse des Depots et
Consignations) (b)(c)  15,500  15,500
Denver City & County Ind. Dev. Rev. (Robinson Dairy, Inc. Proj.) Series 1996, 3.40%, LOC Wells Fargo Bank, NA, VRDN (b) 1,800 1,800 Monte Vista County Ltd. Oblig. Swr. Rev. Rfdg. Series 1992,
3.75%, LOC Wachovia Bank, VRDN (b)  2,720  2,720
Westminster County Multi-Family Hsg. Rev. Series 1997
(Lakeview Apts.) 3.65%, (FNMA Guaranteed) VRDN (b) 2,600 2,600 Wheatridge Ind. Dev. Rev., VRDN:
 (Adolph Coors Co. Proj.), Series 1993, 3.55%,
 LOC Wachovia Bank (b)  5,000  5,000
 (Leaf, Inc. Proj.) 3.50%, LOC Wachovia Bank (b)  4,000  4,000
  40,600
CONNECTICUT - 0.1%
Connecticut Hsg. Fin. Auth. Participating VRDN, Series 1997 L,
 3.60% (Liquidity Facility CoreStates Bank) (b)(c)  2,670  2,670
DELAWARE - 0.4%
Delaware Hsg. Auth. Participating VRDN, Series PA-39,
3.40% (Liquidity Facility Merrill Lynch & Co.) (c) 8,065 8,065 MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - 0.9%
Dist. of Columbia Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Mount Vernon Plaza Apts.) 3.45%, LOC Bank One, NA,
VRDN (b) $ 13,105 $ 13,105
Metro Washington Arpt. Auth. Rev. Bonds 3.82%
2/20/98, LOC NationsBank, NA, CP mode (b)  7,000  7,000
  20,105
FLORIDA - 1.4%
Dade County Hsg. Fin. Corp. Participating VRDN,
Series 1991 A, 3.62% (Liquidity Facility Bank One,
Colorado) (b)(c)  3,235  3,235
Florida Local Govt. Fin. Comm. Series A, 3.85% 1/14/98,
LOC First Union Nat'l Bank, CP  2,545  2,545
Indian River County Hosp. Dist. Rev. Bonds Series 1988
3.90% 10/9/97, LOC Kredietbank, NV, CP mode  2,200  2,200
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 3.55%,
LOC Sumitomo Bank, Ltd.,VRDN  2,600  2,600
Lee County Hosp. Board of Directors Rev. Bonds
(Lee Memorial Hosp. Proj.) Series 1997 B, 3.75%
10/21/97 (Liquidity Facility SunTrust Bank
Central Florida, NA) CP mode  5,500  5,500
Orange County Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Water View Club) Series 1997 D, 3.60%,
LOC Key Bank Nat'l. Assoc., VRDN (b)  2,665  2,665
Sunshine Gov't. Fin. Comm. Rev. Bonds Series 1994:
  3.70% 9/10/97, CP  1,900  1,900
  3.90% 9/12/97, CP  2,100  2,100
  3.80% 9/16/97, CP  7,000  7,000
Tampa Sports Auth. Rev. Participating VRDN, Series 1997,
3.85% (Liquidity Facility Societe Generale, France) (c)  3,500  3,500
  33,245
GEORGIA - 4.9%
Brunswick & Glynn County Dev. Auth.
(Georgia Pacific Corp. Proj.) Series 1996, 3.50%,
LOC Commerzbank, Germany, VRDN (b)  4,900  4,900
Burke County Dev. Auth. Poll. Cont. Rev. Bonds
(Oglethorpe Pwr. Corp. Vogtle. Proj.) Series 1997 A,
3.60% 12/1/97 (AMBAC Insured)  20,400  20,400
Chattooga County Poll. Cont. Rev. (Aladdin Mfg. Co.)
3.55%, LOC Wachovia Bank of Georgia, NA, VRDN (b) 2,100 2,100 Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc.)
Series 1997, 3.55%, LOC Den Danske Bank
Group AS, VRDN  2,000  2,000
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Clayton County Hsg. Auth. Multi-Family Hsg. Rev.
(Hyde Park Club Aprts. Proj.) Series 1997, 3.75%,
LOC Key Bank, NA, VRDN (b) $ 2,000 $ 2,000
Cobb County Ind. Dev. Auth. (Amoena Corp. Proj.)
Series 1992, 3.50%, LOC Bayerische Hypotheken-und
Weschel Bank, VRDN (b)  1,000  1,000
Cobb County Hsg. Auth. Multi-Family Hsg. Rev.
(Williamstown Apt.) 3.45%, LOC Wachovia Bank,
NA, VRDN (b)  1,100  1,100
Coweta County Ind. Dev. Auth. (E.G.O. Products, Inc. Proj.)
Series 1996, 3.50%, LOC Swiss Bank Corp., VRDN (b) 2,600 2,600 Dekalb County Dev. Auth. Ind. Dev. Rev. (Qualex Proj.) 3.60%,
LOC Comerica Bank, Texas, VRDN (b)  1,810  1,810
Dekalb County Multi-Family Hsg. Rev. (Eales Trace Apts.)
Series 1996, 3.60%, LOC Key Bank, NA, VRDN (b)  2,000  2,000
Floyd County Dev. Auth. Ind. Dev. Rev.
(Marglen Industries, Inc. Proj.) VRDN:
  3.50%, LOC SunTrust Bank, Atlanta (b)  3,400  3,400
  Series 1997, 3.50%, LOC SunTrust Bank, Atlanta (b) 1,000 1,000 Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Proj.):
 Series 1985 A, 3.70% 9/5/97, LOC Credit Suisse
 First Boston, CP mode  3,855  3,855
 Series 1987 A, 3.90% 9/11/97, LOC Credit Suisse
 First Boston, CP mode  1,700  1,700
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.)
Series B, 3.50%, LOC Wachovia Bank, VRDN  11,200  11,200
Georgia Port Auth. Rev., VRDN:
 (Colonel's Island Terminal) 3.50%,
 LOC SunTrust, Atlanta (b)  1,900  1,900
 (Mayor's Point Terminal) Series 1992, 3.50%,
 LOC SunTrust Bank, Atlanta (b)  3,200  3,200
Greene County Ind. Dev. Rev. (Chipman-Union, Inc. Proj.)
Series 1991, 3.50%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,700 1,700 Gwinnett Poll. Cont. Rev., VRDN:
 (Klockner Namasco Corp.) 3.55%,
 LOC NationsBank, NA (b)  1,000  1,000
 (O'Neal Steel, Inc.) 3.55%, LOC NationsBank, NA (b) 1,500 1,500 Gwinnett County Ind. Dev. Rev., VRDN:
 (Curtis 1000, Inc. Proj.) Series 1996, 3.50%,
 LOC SunTrust Bank, Atlanta (b)  4,060  4,060
 (Sheperd Construction Co., Ltd.) 3.50%,
 LOC SunTrust Bank (b)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Gwinnett County Multi-Family Hsg. Rev.
(Herrington Woods Apt.) Series 1996 A, 3.60%,
LOC Key Bank NA, VRDN (b) $ 4,300 $ 4,300
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997, 3.50%, LOC SunTrust
Bank, Atlanta, VRDN (b)  1,500  1,500
Jenkins County Ind. Dev. Board (Metal Industries, Inc. of Georgia) 3.55%, LOC NationsBank, NA South, VRDN (b) 1,600 1,600
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products, Inc.)
Series 1994, 3.50%, LOC NBD Bank, NA, VRDN (b)  2,750  2,750
Pierce County Ind. Dev. & Bldg. Auth. Rev.
(American Egg Prods., Inc. Proj.) Series 1989, 3.50%,
LOC SunTrust Bank, Atlanta, VRDN (b)  1,440  1,440
Richmond County Board of Ed. Participating VRDN,
Series 1997, 3.40% (Liquidity Facility Caisse des
Depots et Consignations) (c)  2,900  2,900
Savannah Econ. Dev. Auth. Ind. Dev. Rev., VRDN:
 (Fuji Vegetable Oil, Inc. Proj.) 3.60%, LOC Bank of
 Toyko-Mitsubishi, Ltd. (b)  4,000  4,000
 (Home Depot, Inc.) Series 1995 A, 3.50% (b)  15,600  15,600
Tift County Ind. Dev. Auth. Ind. Dev. Rev.
(Chickasha of Georgia Proj.) Series 1997, 3.60%,
LOC Bank of Tokyo-Mitsubishi, Ltd., VRDN (b)  2,000  2,000
Vienna Ind. Dev. Auth. (Mid Georgia Processing Co. LLC)
3.55%, LOC NationsBank, NA, VRDN  1,100  1,100
Worth County Ind. Dev. Auth. Ind. Dev. Rfdg. Rev.
(Seabrook Peanut Co. Proj.) Series 1996 B, 3.50%,
LOC SunTrust Bank, Atlanta, VRDN  1,200  1,200
  113,815
HAWAII - 0.3%
Hawaii Dept. of Budget & Fin. Special Purpose Rev. Bonds
(Citizens Utils.) Series 1988 A, 3.90% 2/12/98,
CP mode (b)  2,600  2,600
Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN,
Series PT-35, 3.50% (Liquidity Facility Banque
Nationale de Paris) (c)  3,770  3,770
  6,370
IDAHO - 1.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN, 3.50%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)  1,945  1,945
Idaho TAN 4.625% 6/30/98  19,200  19,314
Port of Lewiston Ind. Dev. Rev. (Blount, Inc.) Series 1995,
3.60%, LOC NationsBank, NA South, VRDN (b)  1,800  1,800
  23,059
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - 6.8%
Belvidere Ind. Dev. Rev. (R & D Thiel, Inc. Proj.) Series 1996,
3.60%, LOC U.S. Bank, NA, VRDN (b) $ 2,300 $ 2,300
Bolingbrook Multi-Family Rev. (Amerton Apt.) 3.45%,
LOC LaSalle Nat'l. Bank of Chicago, VRDN (b)  4,400  4,400
Carol Stream Multi-Family Hsg. (St. Charles Square LP)
3.45% (Fannie Mae Guaranty) VRDN (b)  1,415  1,415
Chicago Ind. Dev. Rev. (Ampere Automotive Corp. Proj.)
Series 1996, 3.50%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  2,000  2,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Light &
Coke Co.) 3.70% tender 12/1/97 (b)  3,000  3,000
Chicago O' Hare Int'l. Arpt. Rev., Series 1988 A, 3.45%,
LOC Bayerische Landesbank Girozentrale, VRDN (b) 10,500 10,500 Chicago School Reform Board Participating VRDN (c):
 Series 1996-BB, 3.46% (Liquidity Facility Bank
 of America)   11,100  11,100
 Series 1997 E, 3.50% (Liquidity Facility
 CoreStates Bank)   3,125  3,125
Crestwood Village Ind. Dev. Rev. (GMG Warehouse LLC Proj.)
3.65%, LOC LaSalle Nat'l. Bank, VRDN (b)  1,650  1,650
Danville Ind. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 3.65%,
LOC Chase Manahattan Bank, VRDN (b)  5,300  5,300
Decatur Wtr. Rev. Bonds Series 1985, 3.85% 9/8/97,
LOC Sumitomo Bank, Ltd., CP mode  4,800  4,800
Glendale Heights Participating VRDN,  3.50% (Liquidity
Facility Bayerische Hypotheken-und Wechsel Bank) (c) 1,500 1,500 Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN:
 (Belmont Steel Proj.) Series 1991, 3.60%,
 LOC Comerica Bank (b)  4,100  4,100
 (Camcraft Proj.) Series 1993, 3.45%,
 LOC American Nat'l. Bank & Trust (b)  400  400
 (Chicago Fineblanking Corp. Proj.) 3.65%,
 LOC NBD Bank, NA (b)  3,400  3,400
 (Cloverhill Pastry Vend.) 3.45%, LOC American
 Nat'l. Bank & Trust Co. of Chicago (b)  500  500
 (FC, LP) 3.65%, LOC LaSalle Nat'l. Bank (b)  3,450  3,450
 (Grayhill, Inc. Proj.) Series 1995 B, 3.50%,
 LOC Harris Trust & Savings Bank, Chicago (b)  2,800  2,800
 (Kindlon Partners Proj.) Series 1994, 3.65%,
 LOC LaSalle Nat'l. Bank (b)  1,500  1,500
 (Maples & Sprowl Steel, Ltd. Proj.) Series 1996 A, 3.50%,
 LOC LaSalle Nat'l. Bank (b)  1,839  1,839
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN: - continued
 (Rich Products Corp. Proj.) Series 1993, 3.50%,
 LOC SunTrust Bank, Atlanta (b) $ 7,100 $ 7,100
 (Touhy, LP) Series 1996, 3.65%, LOC LaSalle Nat'l.
 Bank (b)  3,400  3,400
 (Toyal America, Inc. Proj.) 3.60%, LOC Bank of
 Tokyo-Mitsubishi, Ltd. (b)  2,200  2,200
 (Yale-South Haven Proj.) Series 1994, 3.50%,
 LOC Bank One, Indianapolis (b)  2,500  2,500
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Illinois Pwr. Co. Proj.)
VRDN:
 Series 1987 B, 3.55%, LOC Bank of
 Tokyo-Mitsubishi, Ltd. (b)  5,000  5,000
 Series 1987 C, 3.55%, LOC Bank of
 Toyko-Mitsubishi, Ltd. (b)  2,300  2,300
Illinois Dev. Fin. Auth. Poll. Cont. Rev., VRDN:
 Series A, 3.45%, (Liquidity Facility First Nat'l. Bank of
 Chicago) (MBIA Insured) (b)  12,800  12,800
 Series B, 3.45%, (Liquidity Facility First Nat'l. Bank of
 Chicago) (MBIA Insured) (b)  14,100  14,100
 Series C, 3.50%, (Liquidity Facility First Nat'l. Bank of
 Chicago) (MBIA Insured) (b)  7,800  7,800
Illinois Dev. Fin. Auth. Adj. Rate Rev. (Olive Can Co. Proj.)
3.65%, LOC LaSalle Nat'l. Bank, VRDN (b)  2,080  2,080
Illinois Dev. Fin. Auth. Ltd. Oblig. Rev. (SWD, Inc. Proj.) 3.65%,
LOC NBD Bank, Michigan, VRDN (b)  4,000  4,000
Illinois Dev. Fin. Auth. Mutil-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 1993, 3.60%
(Continental Casualty Co. Guaranteed) VRDN  1,100  1,100
Illinois Health Facs. Auth. Rev. (Methodist Med. Ctr. Proj.)
Series 1985 B, 3.55%, LOC Sumitomo Bank, Ltd., VRDN 2,600 2,600 Illinois Health Facs. Auth. Participating VRDN,
Series 1991 A & 1991 B, 3.40% (Liquidity Facility
Robobank Nederland, COOP Central) (c)  8,200  8,200
Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev.
(Williamsburg Apt. Proj.) Series 1991, 3.45%,
LOC Landesbank Hessen-Thuringen, VRDN (b)  3,200  3,200
Illinois Reg. Trans. Auth. Participating VRDN, Series 1996,
3.50% (Liquidity Facility Societe Generale, France) (c) 1,500 1,500 Illinois Student Asst. Comm. Student Loan Rev.
Series 1997 A, 3.45%, LOC First Nat'l. Bank of
Chicago, VRDN (b)  5,000  5,000
Plainfield Ind. Dev. Auth. (Plainfield Molding, Inc.)
Series 1997, 3.65%, LOC LaSalle Nat'l. Bank
of Chicago, VRDN (b)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Southwestern Dev. Auth. Solid Waste Disp. Rev.
(Shell Oil Co. - Wood River Proj.)
Series 1992, 3.80%, VRDN (b) $ 1,400 $ 1,400
Village of Lisle Multi-Family Hsg. Rev. (Devonshire of Isle Proj.) Series 1991, 3.40%, LOC LaSalle Nat'l. Bank of
Chicago, VRDN (b)  2,200  2,200
Woodridge, Dupage, Will & Cook Counties Ind. Dev. Rev.
(McDavid Knee Guard Proj.) 3.60%, LOC Firstar Bank
of Milwaukee, NA, VRDN (b)  1,000  1,000
  159,559
INDIANA - 3.4%
Carmel Clay School Dist. TAN 4.25% 12/31/97  2,400  2,404
Columbus Ind. Dev. Board (Rock-Tenn Co. Mill Division)
Series 1995, 3.50%, LOC SunTrust Bank, Atlanta,
VRDN (b)  2,300  2,300
Connersville Econ. Dev. Rev. (Inland Southern Corp. Proj.)
Series 1997, 3.45%, LOC Bank of America
Illinois, VRDN (b)  1,000  1,000
Crawford County Econ. Dev. Rev. (Jasper Engine
Exchange Proj.) 3.60%, LOC PNC Bank, VRDN (b)  2,200  2,200
Gary Envir. Improv. Rev. Bonds (USX Proj.) Series 1986, 3.85%
9/9/97, LOC Bank of New York, NA, CP mode  2,500  2,500
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apts, Proj.)
Series 1996 A, 3.50%, LOC Federal Home Loan Bank,
Indianapolis, VRDN (b)  3,175  3,175
Indiana Hsg. Fin. Auth. Participating VRDN,
3.60% (Liquidity Facility CoreStates Bank) (b)(c) 5,200 5,200 Indiana Trans. Fin. Auth. Arpt. Facs. Lease
Participating VRDN, Series BT-217, 3.50%
(Liquidity Facility Bankers Trust Co.) (c)  7,270  7,270
Indianapolis Econ. Dev. Rev., VRDN:
 (EPI Printers, Inc. Proj.) Series 1995, 3.60%, LOC
 Comerica Bank (b)  3,575  3,575
 (U.S. LLC Proj.) Series 1996, 3.50%, LOC Bank One,
 Indianapolis (b)  800  800
Indianapolis Ind. Dev. Rev. (Sohl Assoc. LLC Proj.)
Series 1995, 3.55%, LOC First Nat'l. Bank
of Boston, VRDN (b)  2,900  2,900
Lawrence County Ind. Dev. Rev. (D&M Tool Proj.) 3.51%,
LOC Huntington Nat'l. Bank, VRDN (b)  1,400  1,400
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 3.50%,
LOC Bank One, VRDN (b)  2,000  2,000
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - CONTINUED
Ligonier Econ. Dev. Rev. (Sharon Mfg. Co.) 3.55%,
LOC Comerica Bank, VRDN (b) $ 6,300 $ 6,300
Logansport Ind. Dev. Rev. (Nelson Tube Co.) Series 1996,
3.51%, LOC Huntington Nat'l. Bank, VRDN (b)  1,200  1,200
Munice Ind. Dev. Rev. (Diamond Plastics Corp.) Series 1996,
3.60%, LOC NationsBank of Texas, VRDN (b)  1,000  1,000
Petersburg Solid Waste Disp. Rev. (Indianapolis Pwr. &
Light Co.) VRDN:
  Series 1995 C, 3.50% (b)  17,000  17,000
  Series 1996, 3.50% (b)  7,900  7,900
Portage Township Gen. Oblig. TAN 3.81% 12/31/97  1,400  1,400
Richmond Econ. Dev. Rev. (Friends Fellowship Proj.)
Series 1997, 3.40%, LOC Bank One, Indiana, VRDN  2,250  2,250
Rockport Ind. Poll. Cont. Rev. (AK Steel Corp. Proj.)
Series 1997 A, 3.45%, LOC PNC Bank, Ohio, VRDN (b)  3,500  3,500
St. Joseph County Ind. Econ. Dev. Auth. (Pin Oak Apts. Proj.)
3.45%, LOC Federal Home Loan Bank, Indianapolis,
VRDN (b)  1,265  1,265
  78,539
IOWA - 0.6%
Clinton Ind. Dev. Rev. (Sethness Products Co. Proj.) 3.50%,
LOC Northern Trust Co., VRDN (b)  3,600  3,600
Iowa School Cash Anticipation Program TRAN
Series A, 4.50% 6/26/98 (FSA Insured)  5,400  5,428
Marshalltown Commty. School Dist. RAN
Series 1997, 4.50% 6/24/98  1,000  1,004
Waterloo Ind. Dev. Rev. (O'Neal Metals, Inc. Proj.)
3.60%, LOC NationsBank, NA South, VRDN (b)  5,000  5,000
  15,032
KANSAS - 0.6%
Kansas City Mtg. Rev. Participating VRDN, Series 1996 K, 3.50% (Liquidity Facility Caisse des Depots et Consignations) (b)(c) 3,670 3,670
Olathe Ind. Dev. Rev. (Garmin International, Inc.)
Series 1995, 3.85%, LOC Boatmens Nat'l.
Bank of Kansas City, VRDN (b)  3,445  3,445
Wichita Arpt. Facs. Rev. (Cessna Citation Proj.) 3.65%,
LOC Westdeutsche Landesbank Gironzentrale, VRDN (b) 1,400 1,400 Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.)
3.55%, VRDN (b)  4,950  4,950
  13,465
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
KENTUCKY - 1.5%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.) 3.60%,
LOC NationsBank, NA, VRDN (b) $ 1,440 $ 1,440
Franklin County Ind. Dev. Rev. (Certified Tool &
Mfg. Proj.) 3.50%, LOC Bank One,
Illinois, NA, VRDN (b)  2,045  2,045
Jefferson County Ind. Dev. Rev. (Commercial Lithographics
Co. Proj.) 3.60%, LOC PNC Bank of Kentucky, VRDN (b) 1,750 1,750 Kentucky Hsg. Corp. Hsg. Rev. Bonds
Series 1997 D, 4% tender 12/31/97 (b)  4,500  4,500
Louisville & Jefferson County Reg'l. Arpt. Auth. Sys. Rev.
Series 1996 A, 3.55%, LOC Nat'l. City Bank,
Kentucky, VRDN (b)  7,300  7,300
Louisville Arpt. Lease Rev. Series 1989 B, 3.45%,
LOC Nat'l. City Bank of Kentucky, VRDN (b)  7,100  7,100
McCracken County Ind. Dev. Rev. Series 1996, 3.50%,
LOC Bank One, Kentucky, NA, VRDN (b)  4,200  4,200
Middletown Ind. Rev. (Christian Academy Proj.)
Series 1997, 3.40%, LOC Bank One Kentucky, NA, VRDN 1,500 1,500 Scott County Ind. Building Rev. (Ropak Corp. Proj.)
Series 1994, 3.50%, LOC Bank One Colorado, NA,
VRDN (b)  3,850  3,850
Walton City Ind. Dev. Rev. (Clarion Mfg. Corp. of America)
3.50%, LOC Fifth Third Bank, Cincinnati, VRDN (b)  1,400  1,400
  35,085
LOUISIANA - 1.6%
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev.
(PPG Industries, Inc. Proj.) Series 1994, 3.55%, VRDN (b)  7,300
7,300
Dequincy Poll. Cont. Rev. (Recycle, Inc. South Proj.)
Series 1995, 3.55%, LOC Fleet Bank, NA, VRDN (b)  4,500  4,500
Lincoln Parish (William Inds., Inc. Proj.) VRDN:
 Series 1995, 3.45%, LOC Deutsche Bank, Germany (b)  3,500  3,500
 Series 1996, 3.45%, LOC Deutsche Bank, Germany (b)  3,300  3,300
New Orleans Aviation Board Series 1997 A, 3.40%
(MBIA Insured) (Liquidity Facility Credit Suisse First
Boston) VRDN (b)  7,400  7,400
Plaquemines Port Harbor Terminal Dist. Facs Rev. Bonds
Series 1984, 4.05% tender 9/1/97  2,000  2,000
Saint James Parish Poll. Cont. Rev. Rfdg. Bonds (Texaco Proj.)
Series 1988 A, 3.70% 10/7/97, CP mode  4,400  4,400
West Baton Rouge Parish Ind. Dist. #3 Rev.
(Dow Chemical Proj.):
  Series 1995, 3.90%, VRDN (b)  500  500
  Rfdg. Bonds Series 1991, 3.75% 10/28/97, CP mode  4,600  4,600
  37,500
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MAINE - 0.3%
Maine Pub. Util. Fin. Bank Pub. Util. Rev. Rfdg. Series 1996,
3.60%, LOC Bank of New York, VRDN (b) $ 5,000 $ 5,000
Eliot School Admin. Dist. #35 BAN, 4.25% 11/12/97  1,200  1,201
  6,201
MARYLAND - 2.1%
Baltimore Mayor & City Council Econ. Dev. Rev.
 (Oles Envelope) VRDN:
  Series A, 3.40%, LOC First Union Nat'l. Bank (b)  2,800  2,800
  Series B, 3.40%, LOC First Union Nat'l. Bank (b) 3,110 3,110 Baltimore Econ. Dev. Rev. (Rock Tenn Converting Co.)
Series 1987, 3.80%, LOC SunTrust Bank, VRDN (b)  530  530
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 3.55%,
LOC NationsBank, NA, VRDN (b)  5,000  5,000
Maryland Commty. Dev. Administration Dept. of Hsg. &
Commty. Dev. Participating VRDN, Series PT-36, 3.50%
(Liquidity Facility Banque Nationale de Paris) (b)(c) 18,540 18,540 Maryland Econ. Dev. Auth. Rev. (Grafco Inds. LP) Series 1996,
3.55%, LOC NationsBank, NA, VRDN (b)  2,300  2,300
Maryland Ind. Dev. Fin. Auth. Dev. Rev. (Townsend Culinary
Fac.) Series 1996, 3.55%, LOC SunTrust Bank, Atlanta,
VRDN (b)  2,500  2,500
Montgomery County Hsg. Rev. Opportunities Comm.
1997 Issue I, 3.45%, LOC KeyBank, NA, VRDN (b)  12,500  12,500
Prince George's County Ind. Dev. Rev. (Cintas Corp. #41 Proj.)
3.60%, LOC PNC Bank, Ohio, VRDN (b)  2,320  2,320
  49,600
MASSACHUSETTS - 0.2%
Massachusetts Bay Trans. Auth. RAN 4.75% 9/5/97  4,300  4,300
MICHIGAN - 1.3%
Detroit School Dist. BAN 4.50% 5/1/98  13,900  13,954
Michigan Hsg. Dev. Auth. Multi-Family Hsg. Rev. Bonds
Series 1988 A:
  3.85% 9/8/97, LOC Credit Suisse First Boston,
  CP mode (b)  1,345  1,345
  3.85% 9/8/97, LOC Credit Suisse First Boston,
  CP mode (b)  3,700  3,700
Michigan Strategic Fund Bonds (Dow Chemical Co. Proj.)
Series 1988:
  3.75% 10/16/97, CP mode (b)  2,300  2,300
  3.90% 10/16/97, CP mode (b)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev.
(Michigan Sugar Co. - Carrollton) 3.50%,
LOC Wachovia Bank of Georgia, VRDN (b) $ 6,000 $ 6,000
Michigan Strategic Fund Solid Waste. Disp. Sys. Rev.
(Great Lakes Recovery) 3.50%, LOC NBD Bank,
Michigan, VRDN (b)  1,200  1,200
Michigan Trunk Line Participating VRDN, Series 1996 A,
3.50% (Liquidity Facility Societe Generale, France) (c) 715 715 Rochester Hills Econ. Dev. Corp., Ltd. Oblig. Rev.
(Cardell Corp.) 3.50%, LOC Comerica Bank, VRDN (b)  1,100  1,100
  31,314
MINNESOTA - 0.9%
Baudette Ind. Dev. Rev. (Reid-Rowell, Inc. Proj.) Series 1989,
3.65%, LOC Nations Bank, NA South, VRDN (b)  2,145  2,145
Chaska Ind. Dev. Rev. Rfdg. (Pies, Inc. Proj./Flowers Ind., Inc.) Series 1994, 3.50%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,425 1,425 Hennepin County Gen. Oblig. Rev. Rfdg. Series 1996 C,
3.40%, VRDN (b)  2,200  2,200
Minnesota Hsg. Fin. Agcy. Participating VRDN,
Series 1995 A, 3.40%, LOC Rabobank Nederland
COOP Central (c)  9,100  9,100
Prior Lake Independent School Dist. # 719 Participating
VRDN, Series 1996 D, 3.55% (Liquidity Facility Norwest
Bank, NA) (c)  1,000  1,000
Sauk Rapids Ind. Rev. (Bermo, Inc. & Berdass Properties)
Series 1996 A, 3.60%, LOC Firstar Bank
Milwaukee NA, VRDN (b)  2,915  2,915
Spring Lake Park Independent School Dist. # 16
Participating VRDN, Series 1996 E, 3.55%
(Liquidity Facility Norwest Bank, NA Minnesota) (c)  1,000  1,000
  19,785
MISSISSIPPI - 0.8%
Canton Ind. Dev. Auth. Rev. (McCarty Farms Proj.) VRDN:
 Series 1990, 3.50%, LOC SunTrust Bank, Atlanta (b) 4,000 4,000 Rfdg. Series 1997, 3.50%, LOC SunTrust Bank,
 Atlanta (b)  2,000  2,000
Desoto County Ind. Dev. Rev. (Flavorite Labs Proj.) Series
1991 B, 3.65%, LOC First Tennessee Bank, NA, VRDN (b) 2,800 2,800 Mississippi Bus. Fin. Corp. Ind. Dev. Rev., VRDN:
 (Calgon Carbon Corp.) 3.60%, LOC PNC Bank, NA (b) 1,000 1,000 (Pillowtex Corp. Proj.) Series 1992, 3.55%, LOC
 NationsBank, NA (b)  3,220  3,220
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MISSISSIPPI - CONTINUED
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev.
(Miss. Phospates Corp. Proj.) Series 1997 A, 3.40%,
LOC Bank of America Nat'l. Trust & Savings, VRDN (b) $ 3,000 $ 3,000 Noxubee County Ind. Dev. Board Rev. (Barge Forest
Products Co. Proj.) 4.05%, LOC Amsouth Bank, VRDN (b)  2,545  2,545
  18,565
MISSOURI - 0.2%
Missouri Dev. Fin. Board Ind. Dev. Rev. (La Grange Foundry)
Series 1996, 3.59%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  2,550  2,550
St. Josephs Ind. Dev. Rev. Bonds (Atlec Ind., Inc. Proj.)
Series 1997, 3.45%, LOC Wachovia Bank, NA, VRDN (b)  1,500  1,500
  4,050
MONTANA - 0.2%
Montana Board of Hsg. Participating VRDN (c):
 Series PT-87, 3.50% (Liquidity Facility Banco
 Santander) (b)  1,600  1,600
 Series PT-158, 3.50% (Liquidity Facility Merrill Lynch &
 Co., Inc.) (b)  2,040  2,040
  3,640
NEBRASKA - 0.0%
Lancaster County Leasing Corp. Rfdg. Participating VRDN,
Series 1988, 3.55% (Liquidity Facility Bayerische
Hypotheken-und Weschel Bank) (b)  1,000  1,000
NEVADA - 2.5%
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) VRDN:
 Series 1995 A, 3.40%, LOC Barclays Bank, PLC (b) 26,000 26,000 Series 1995 B, 3.45%, LOC Societe Generale, France (b) 1,900 1,900
Clark County Poll. Cont. Rev. Bonds (Southern California
Edison Proj.) Series 1987 A, 3.75% 10/22/97,
CP mode (b)  6,800  6,800
Clark County School Dist. Participating VRDN (c):
 Series 1996, 3.50% (Liquidity Facility Bankers Trust Co.)  3,100
3,100
 Series SG-62, 3.50% (Liquidity Facility Societe Generale,
 France)  3,000  3,000
Clark County Special Fac. Arpt. Rev. Bonds (Signature
Flight Support Corp. Proj.) Series 1997 A, 4%
tender 12/1/97, LOC Bayerische Landesbank Girozentrale 2,140 2,140 Nevada Capital Improv. Rev. Participating VRDN, 3.50%
(Liquidity Facility Bankers Trust Co.) (c)  2,200  2,200
Nevada State Dept. of Bus. & Ind. (Valley Joist, Inc.
Proj.) 3.50%, LOC Toronto-Dominion Bank, VRDN (b) 3,000 3,000 MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEVADA - CONTINUED
Nevada State Dept. of Comm. Ind. Dev. Rev.
(Primex Corp.), 3.50%, LOC Bank One, Indianapolis,
VRDN (b) $ 2,605 $ 2,605
Nevada Hsg. Div., VRDN:
 (Oakmont at Flamingo Rd. Proj.) Series 1996 A, 3.45%,
 LOC ABN-AMRO Bank (b)  4,700  4,700
 (Pecos Owens Court Apt. Proj.) Series 1996, 3.45%,
 LOC Commerzbank, Germany (b)  2,000  2,000
  57,445
NEW HAMPSHIRE - 2.9%
Cheshire County Gen. Oblig. TAN 3.95% 12/29/97  1,000  1,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.
(United Illumination Co.) Series 1997 A, 3.40%,
LOC Barclays Bank, PLC, VRDN (b)  11,000  11,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds
(New England Power Co. Proj.) Series 1990 A:
  3.80% 9/18/97, CP mode (b)  1,400  1,400
  3.85% 9/18/97, CP mode (b)  6,000  6,000
  3.70% 9/19/97, CP mode (b)  3,900  3,900
  3.90% 10/16/97, CP mode (b)  1,000  1,000
  3.75% 10/22/97, CP mode (b)  5,700  5,700
  3.80% 1/23/98, CP mode (b)  1,000  1,000
  3.80% 1/23/98, CP mode (b)  2,200  2,200
New Hampshire Higher Ed. & Health Facs. Auth. Rev.
(Alice Peck Day Lifecare Ctr./Harvest Hill) 3.40%,
LOC CoreStates Bank, VRDN  800  800
New Hampshire Higher Ed. Rev. Bonds (Dartmouth
College) 3.90% tender 12/1/97 (b)  1,870  1,870
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg. Rev.:
 (Countryside, LP) 3.35%, LOC General
 Electric Capital Corp., VRDN (b)  1,500  1,500
 (Fairways Proj.) 3.45%, LOC General Electric Capital
 Corp., VRDN (b)  28,400  28,400
 (Nashua-Oxford Proj.) Series 1990, 3.45%
 (Continental Casualty Co. Guaranteed) VRDN  1,100  1,100
New Hampshire Ind. Dev. Auth. (Connecticut Light & Pwr. Co.)
Series 1988, 3.40%, LOC Union Bank of
Switzerland, VRDN (b)  1,000  1,000
  67,870
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - 0.5%
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN (c):
 Series PT-92, 3.45% (Liquidity Bayerische
 Hypotheken-und Weschel Bank (b) $ 6,000 $ 6,000
 3.45% (Liquidity Facility Banco Santander) (b)  5,700  5,700
  11,700
NEW MEXICO - 1.0%
Bernalillo County Participating VRDN, Series 1996 A, 3.40%
(Liquidity Facility Societe Generale, France) (c)  9,960  9,960
Dona Ana County Ind. Rev. (Karr Tool & Mfg.) Series 1996,
3.60%, LOC Firstar Bank of Milwaukee, NA, VRDN (b) 1,900 1,900 Espanol Ind. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A,
3.55%, LOC Nat'l. City Bank, Indiana, VRDN (b)  4,000  4,000
New Mexico Student Loan Rev. Participating VRDN,
Series PT-67, 3.50% (Liquidity Facility Credit Suisse
First Boston Corp.) (b)(c)  4,920  4,920
New Mexico Mtg. Fin. Auth. Single-Family Mtg.
Bonds Series 1997 D, 3.95% tender 6/15/98 (b)  2,470  2,470
  23,250
NEW YORK - 0.8%
New York State Local Gov't Assistance Corp.
Rev. Participating VRDN, Series 1997 SG-99, 3.50%
(Liquidity Facility Societe Generale, France) (c)  6,100  6,100
New York State Mtg. Agcy. Rev. Participating VRDN, Series
1997 J, 3.55% (Liquidity Facility CoreStates Bank) (b)(c)  6,320
6,320
New York State Urban Dev. Corp. Participating VRDN,
Series SG-33, 3.50% (Liquidity Facility Societe
Generale, France) (c)  5,500  5,500
  17,920
NEW YORK & NEW JERSEY - 0.5%
New York & New Jersey Port Auth. Participating VRDN (c)
 Series 6:
  3.55% (Liquidity Facility Societe Generale, France) (b)  1,600
1,600
  3.65% (Liquidity Facility Societe Generale, France) (b)  9,200
9,200
  10,800
NORTH CAROLINA - 1.5%
Buncombe County Ind. Facs. & Poll. Cont. Fin. Auth., VRDN:
 (Rich Mont Proj.) Series 1991, 3.75%, LOC Bank of
 Tokyo-Mitsubishi, Ltd (b)  1,700  1,700
 (Gold Star Coating) Series 1997, 3.55%, LOC Comerica
 Bank, Detroit (b)  1,800  1,800
Charlotte Arpt. Rev. 3.35% (MBIA Insured) (Liquidity Facility
 Chase Manhattan Bank) VRDN (b)  3,200  3,200
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NORTH CAROLINA - CONTINUED
Cleveland County Ind. Fac. & Poll. Cont. Fin. Auth.
Solid Waste Disp. (PPG Ind. Proj.) 3.55%, VRDN (b) $ 3,300 $ 3,300 Johnston County Ind. Facs. Poll. Cont. Fin. Auth. Ind. Dev.
Rev. (Kabivitrum, Inc. Proj.) 3.50%, LOC Wachovia Bank,
VRDN   2,000  2,000
Mecklenberg County Ind. Facs. Poll. Cont. Fin. Auth.
(Stefano Foods, Inc.) Series 1996, 3.55%,
LOC NationsBank, VRDN (b)  3,140  3,140
North Carolina Medical Care Comm. Health Care Facs. Bonds
(St. Joseph of the Pines) 3.75% tender 9/1/97, LOC
Wachovia Bank of North Carolina  2,900  2,900
Piedmont Triad Arpt. Auth. Spl. Facs. Rev.
(Triad Int'l. Maintenance Corp. Proj.) Series 1989, 3.65%,
LOC Mellon Bank, NA, VRDN (b)  9,800  9,800
Robeson County Ind. Fin. Auth. (Culp, Inc. Proj.)
3.50%, LOC Wachovia, NA, VRDN (b)  3,100  3,100
Surry Ind. Facs Poll. Cont. Rev. (Intex Corp.) 3.55%,
LOC NationsBank, NA, VRDN (b)  1,000  1,000
Wake County Ind. Facs. & Poll. Cont. Fin. Auth.
(Carolina Industries LLC) Series 1997, 3.50%, LOC Harris
Trust & Savings Bank, Chicago, VRDN (b)  3,355  3,355
  35,295
NORTH DAKOTA - 0.1%
Fargo Ind. Dev. Rev. (Owen Industries, Inc. Proj.) 3.55%,
LOC Mellon Bank, NA, VRDN (b)  1,000  1,000
Mercer County Solid Waste Disp. Rev. Bonds (United Pwr.
Proj.) 3.80% tender 12/1/97 (b)  1,000  1,000
  2,000
OHIO - 0.9%
Bowling Gen. Oblig. BAN 4% 12/4/97  1,325  1,326
Cleveland City School Dist. Rev. Participating VRDN, 3.50%
(Liquidity Facility Bankers Trust Co.) (c)  2,800  2,800
Elyria Gen. Oblig. BAN 4% 12/4/97  1,000  1,001
Franklin City Gen. Oblig. BAN 4% 12/23/97  2,044  2,045
Greene County Gen. Oblig. BAN:
 4% 12/11/97  1,000  1,001
 Series C, 4.25% 6/4/98  5,720  5,735
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 3.50%,
LOC Bank One, Dayton, VRDN (b)  700  700
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds (Willowakes Apt. Proj.)
Series A, 3.50%, LOC Bank One, NA, VRDN (b)  1,000  1,000
Ohio Ind. Dev. Rev. (Masashi Nagai/Snair Co.) Series 1988 A,
3.55%, LOC Bank One, Columbus, VRDN (b)  1,130  1,130
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Solid Waste Rev. (Timken Co. Proj.)
3.30%, LOC Wachovia Bank, NA, VRDN (b) $ 2,400 $ 2,400
Summit County Ind. Dev. Rev. (Ganzhorn Properties Proj.)
3.50%, LOC Bank One, Akron, VRDN  1,050  1,050
  20,188
OKLAHOMA - 2.3%
Oklahoma Dev. Fin. Auth. (Shawnee Funding LP)
Series 1996, 3.50%, LOC Bank of Nova Scotia, VRDN (b) 2,000 2,000 Oklahoma Hsg. Fin. Agcy. Participating VRDN,
Series 1996 G, 3.50% (Liquidity Facility Caisse
des Depots et Consignations) (b)(c)  1,600  1,600
Oklahoma Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN, Series 1997 A, 3.50% (Liquidity
Facility Bayerische Hypotheken-und Weschel Bank) (b)(c) 2,100 2,100 Oklahoma Ind. Fin. Auth. Gen. Oblig. Ind. Fin. Rev. Bonds,
Series L, 3.95% tender 11/3/97, LOC Credit Locale de
France (b)  7,600  7,600
Oklahoma School Dist. Cfts. of Prtn. RAN Series 1997 A,
4.50% 6/30/98  3,535  3,541
Oklahoma Student Loan Auth. Series 1997 A, 3.40%
(MBIA Insured) (BPA Student Loan Mktg. Asoc.)
VRDN (b)  10,600  10,600
Southeastern Oklahoma Ind. Auth. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.50%, VRDN (b)  21,000  21,000
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN (c):
 Series 1997 B1, 3.46% (Liquidity Facility Bank of America
 Nat'l. Trust & Savings Bank) (b)  2,545  2,545
 Series 1997 B2, 3.41% (Liquidity Facility Bank of America
 Nat'l. Trust & Savings Bank) (b)  2,800  2,800
  53,786
OREGON - 1.6%
Lane County Sewer Disp. Rev. (Weyerhauser Co. Proj.)
3.55%, VRDN (b)  7,100  7,100
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series CL, 3.55%, VRDN (b) 3,000 3,000 Oregon Econ. Dev. Rfdg. Rev. (Georgia Pacific Corp.) Series
1996, 3.45%, LOC Commerzbank, Germany, VRDN  1,700  1,700
Oregon Econ. Dev. Rev. (Cascade Steel Rolling Mills) Series 176, 3.50%, LOC Commerzbank, Germany, VRDN (b) 1,500 1,500
Oregon Hsg. & Commty. Svcs. Dept. Mtg. Bonds
(Single Family Mtg. Prog.) Series K, 3.65%,
tender 12/11/97 (b)  8,245  8,245
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OREGON - CONTINUED
Oregon State Gen. Oblig. (Veterans Welfare Bonds)
Series 1976 C, 4.05% tender 2/2/98 (b) $ 1,800 $ 1,800
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling)
3.45%, LOC U.S. Nat'l. Bank of Oregon, VRDN (b)  2,950  2,950
Portland Spl. Oblig. Rev. (Portland Bulk Terminals LLC Proj.)
3.45%, LOC Canadian Imperial Bank of Commerce,
VRDN (b)  9,500  9,500
Port Umatilla Ltd. Oblig. Rev. (Hermiston Food Proj.) Series
1989, 3.60%, LOC U.S. Nat'l. Bank of Oregon, VRDN (b)  2,300  2,300
  38,095
PENNSYLVANIA - 3.7%
Allegheny County Ind. Dev. Auth. Ind. Dev. Rev.
(Union Elec. Steel Co. Proj.) Series 1996 B, 3.60%,
LOC PNC Bank, VRDN (b)  2,000  2,000
Butler County Ind. Dev. Rev. (JSM Acquisition Corp. Proj.)
Series 1989 A, 3.60%, LOC PNC Bank, VRDN (b)  900  900
Del Valley Reg. Fin. Auth. Local Govt. Participating VRDN,
Series B, 3.40% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)  3,580  3,580
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 3.50%, LOC SunTrust Bank, VRDN (b)  1,500  1,500
North Lebanon Township Rev. (Grace Commty., Inc. Proj.)
Series 1992 B, 3.60%, LOC CoreStates Bank, VRDN 1,425 1,425 Northumberland County Ind. Dev. Auth. Rev., VRDN:
 (Foster Wheeler Carmel Proj.) (b):
  Series 1987 A, 3.35%, LOC Union Bank of Switzerland 11,700 11,700 Series 1987 B, 3.35%, LOC Union Bank of Switzerland 2,200 2,200
 (Furman Farms, Inc. Proj.) 3.65%, LOC CoreStates Bank (b)  2,085
2,085
Pennsylvania Econ. Dev. Auth., VRDN:
 Series 1994 B-3, 3.60%, LOC PNC Bank, NA (b)  1,600  1,600
 Series 1995 D-4, 3.60%, LOC PNC Bank, NA (b)  1,200  1,200
 Series 1995 D-10, 3.60%, LOC PNC Bank, NA (b)  1,200  1,200
 Series 1997 B-3, 3.60%, LOC PNC Bank, NA (b)  1,800  1,800
 Series 1997 B-4, 3.60%, LOC PNC Bank, NA (b)  1,800  1,800
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN:
 (Corry Laser Technology Proj.) Series 1989 D-5, 3.60%,
 PNC Bank, NA (b)  100  100
 (BPS Dev. Proj.) Series 1989 D-3, 3.60%, LOC PNC
 Bank, NA (b)  175  175
 (C&D Charter Pwr. Sys.) Series 1991 D-6, 3.60%,
 LOC PNC Bank, NA (b)  1,100  1,100
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN: - continued
 (Giffen, Schlaegle & Pirillia) Series 1992 A-3, 3.60%,
 LOC PNC Bank, NA (b) $ 600 $ 600
 (Johnstown Corp. Proj.) 3.60%, LOC PNC Bank, NA (b) 330 330 Pennsylvania Higher Ed. Assistance Agcy. Student
Loan Rev., VRDN:
  Series 1988 A, 3.40%, LOC Student Loan Mktg.
  Assoc. (b)  7,000  7,000
  Series 1997 A, 3.55%, LOC Student Loan Mktg.
  Assoc. (b)  5,000  5,000
Pennsylvania Higher Ed. Fac. Auth. Participating VRDN,
Series MGT-4A, 3.50% (Liquidity Facility Morgan
Guaranty Trust Co.) (c)  1,750  1,750
Pennsylvania Hsg. Fin. Agcy. Single-Family Mtg. Rev.
Participating VRDN, Series 1997-56C, 3.40%
(Liquidity Facility Credit Suisse First Boston) (c) 5,900 5,900 Pennsylvania Intergovernmental COOP. Auth. Participating
VRDN, Series SG-67, 3.50% (Liquidity Facility Societe
Generale, France) (c)  1,800  1,800
Philadelphia Arpt. Rev. Trust Receipts Participating VRDN,
Series 1997, 3.35% (Liquidity Facility Bank of
New York, NA) (b)(c)  8,400  8,400
Philadelphia Gen. Oblig. TRAN Series A 1997-98,
4.50% 6/30/98  10,400  10,441
Philadelphia RAN (Southwark Plaza Proj.) Series 1996,
3.85% 12/30/97 (Federal Guaranty Ins. Co./
Capital Market Svc. Guaranteed)  2,400  2,400
Pittsburgh Gen. Oblig. Participating VRDN, Series 1996,
3.45% (Liquidity Facility Societe Generale, France) (c) 2,700 2,700 Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.):
  Series 1990 B, 3.90% 9/17/97, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)  3,500  3,500
  Series 1990 A, 3.60% 10/28/97, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)  3,050  3,050
  87,236
RHODE ISLAND - 0.1%
Cumberland Gen. Oblig. BAN, 4%, 11/26/97  1,275  1,275
Providence Pub. Parking (Washington Street Garage Proj.)
Series 1991, 3.40%, LOC Morgan Guaranty Trust, NY,
VRDN (b)  1,050  1,050
  2,325
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH CAROLINA - 4.7%
Abbeville County Ind. (Springs Industries, Inc.) 3.50%,
LOC Wachovia Bank, NA, VRDN (b) $ 4,000 $ 4,000
Charleston County Ind. Dev. Rev.
(Zeigler Coal Holding Proj.) 3.80%,
LOC Bank of America Nat'l. Trust & Savings, VRDN (b) 3,400 3,400 Cherokee School Dist #1 BAN 4% 9/10/97 5,300 5,301
Dorchester County Ind. Dev. Rev. (SYN Strand, Inc.)
Series 1994, 3.50%, LOC Wachovia Bank, VRDN (b) 6,650 6,650 Lancaster County Ind. Dev. Rev. Bonds (Synteen Tech., Inc.
Proj.) Series 1997, 3.60%, LOC NationsBank, NA,
VRDN (b)  1,500  1,500
Marion County Ind. Dev. Rev. (New South, Inc.) Series 1994,
3.60%, LOC NationsBank, NA, VRDN (b)  3,420  3,420
South Carolina Cap. Impt. Participating VRDN,
Series BT-27, 3.55% (Liquidity Facility Automatic
Data Processing, Inc.) (c)  1,530  1,530
South Carolina Jobs Econ. Dev. Auth. Rev., VRDN:
 (Alexander Mach, Inc. Proj.) Series 1994, 3.60%,
 LOC NationsBank, NA (b)  2,500  2,500
 (Alfmeir Corp.) 3.50%, LOC Bayerische Landesbank (b) 3,500 3,500 (Chambers Richland Co. Landfill) 3.50%, LOC SunTrust
 Bank, Atlanta (b)  2,000  2,000
 (Drake Molding Corp. Proj.) Series1995, 3.55%,
 LOC First of America Bank, Michigan (b)  5,955  5,955
 (Foundry & Steel and Champion Tooling and Machining)
 Series 1996, 3.50%, LOC Wachovia Bank, NA (b)  4,000  4,000
 (Keys Printing Co.) 3.50%, LOC Wachovia Bank, NA (b) 4,000 4,000 (Mohawk Ind., Inc.) 3.55%, LOC First Union Nat'l.
 Bank of Georgia (b)  1,200  1,200
 (Mohawk Ind., Inc.) 3.55%, LOC First Union Nat'l.
 Bank of Georgia (b)  1,000  1,000
 (Mohawk Ind., Inc.) 3.55%, LOC First Union Nat'l.
 Bank of Georgia (b)  2,325  2,325
 (Paxar Corp. Proj.) Series 1996, 3.50%, LOC Wachovia
 Bank, NA (b)  6,000  6,000
 (Peace Textile America, Inc.) Series 1992, 3.60%, LOC
 NationsBank, NA (b)  3,000  3,000
 (Titan Wheel Int'l. Proj.) Series1995, 3.60%,
 LOC NationsBank, NA (b)  9,500  9,500
 (Wellman, Inc. Proj.) 3.50%, LOC Wachovia Bank, NA (b) 7,500 7,500 South Carolina Pub. Serv. Auth. Participating VRDN,
Series 1996, 3.41% (Liquidity Facility Citibank, NA (c) 3,900 3,900 South Carolina Port Auth. Jr. Lien, 3.35%, LOC Wachovia
Bank, NA, VRDN (b)  20,700  20,700
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH CAROLINA - CONTINUED
Spartanburg County Ind. Dev. Rev. (Prym-Dritz Corp. Proj.)
3.50%, LOC Wachovia Bank, NA, VRDN (b) $ 2,600 $ 2,600
Union County Ind. Dev. Auth. Rev. (Federal Paper Board
Proj.) 3.50%, LOC Wachovia Bank, NA, VRDN (b)  4,000  4,000
  109,481
SOUTH DAKOTA - 1.7%
South Dakota Hsg. Dev. Auth. Mtg. Bonds:
 Series 1996 E, 3.75% tender 11/13/97 (b)  11,000  11,000
 Series G, 3.95% tender 8/13/98 (b)  1,400  1,400
 Series H, 3.95% tender 8/13/98 (b)  2,000  2,000
South Dakota Hsg. Dev. Auth. Participating VRDN (c):
 Series PT-85, 3.50% (Liquidity Facility Rabobank
 Nederland, NV) (b)  3,620  3,620
 Series PA-119, 3.50% (Liquidity Facility Merrill
 Lynch & Co.) (b)  7,140  7,140
South Dakota Hsg. Dev. Auth. Series 1997 E, 3.60%,
LOC Westdeutsche Landesbank Gironzentrale, VRDN (b)  15,275  15,275
  40,435
TENNESSEE - 4.2%
Chattanooga Ind. Dev. Board (Burner Sys., Inc.)
3.55%, LOC NationsBank, NA, VRDN (b)  1,500  1,500
Claiborne County Ind. Dev. Rev. (Royal Sterilization Sys.)
3.65%, LOC First Tennessee Bank, NA, VRDN (b)  2,200  2,200
Cumberland County Ind. Dev. Board Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) 3.60%, LOC PNC Bank, NA (b) 1,000 1,000 Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 3.55%, LOC NationsBank, NA, VRDN (b)  4,000  4,000
McMinn County Ind. Dev. Board (Southern Ionics, Inc. Proj.)
3.60%, LOC South Trust Bank of Alabama, VRDN (b) 2,700 2,700 Memphis-Shelby County Arpt. Auth., VRDN:
 Series 1996 B-2, 3.45%, LOC First Union Nat'l. Bank
 of North Carolina (b)  14,300  14,300
 Series 1996 B-3, 3.45%, LOC First Union Nat'l. Bank
 of North Carolina (b)  21,000  21,000
Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel)
Series 1996, 3.60%, LOC PNC Bank, Kentucky, VRDN (b) 2,700 2,700 Memphis Elec. Sys. Rev. Rfdg. Participating VRDN,
Series 1992, 3.55% (Liquidity Facility Automatic
Data Processing, Inc.) (c)  1,200  1,200
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Metropolitan Govt. Nashville & Davidson County Gen.
Oblig. Participating VRDN, Series 1995, 3.50%
(Liquidity Facility Societe Generale, France) (c) $ 3,500 $ 3,500 Morristown Ind. Dev. Rev. (Lakeway Container, Inc. Proj.)
Series 1993, 3.65%, LOC First Tennessee Bank, NA,
VRDN (b)  400  400
Morristown Ind. Dev. Rev. Series 1993, 3.50%,
LOC Bayerische Vereinsbank, AG, VRDN (b)  1,000  1,000
Oakridge Ind. Dev. Board Rev. Solid Waste Fac.
(Environmental L.P.) Series 1996, 3.50%,
LOC SunTrust Bank, Atlanta, VRDN (b)  1,200  1,200
Selmer McNairy County Ind. Dev. Rev. (United Stainless
Proj.) 3.40%, LOC Bank of America, Illinois, VRDN (b) 2,000 2,000 Shelby County Gen. Oblig. Participating VRDN,
Series 1996, 3.40% (Liquidity Facility Societe
Generale, France) (c)  2,430  2,430
South Pittsburg Ind. Dev. Board Rev. (Lodge Mfg. Proj.)
3.50%, LOC SunTrust Bank Nashville, NA, VRDN (b) 2,000 2,000 Tennessee Hsg. Dev. Agency Homeownership Prog. Rev.
Series PT-59A, Participating VRDN, 3.50%
(Liquidity Facility Credit Suisse First Boston) (b)(c) 9,565 9,565 Tennessee Hsg. Dev. Agcy. Participating VRDN (c):
 Series PT-25, 3.50% (Liquidity Facility Credit Suisse
 First Boston) (b)  12,845  12,845
 Series PT-59B, 3.50% (Liquidity Facility Credit
 Suisse First Boston) (b)  3,950  3,950
Tennessee Gen. Oblig. Participating VRDN, 3.50%
(Liquidity Facility Bankers Trust Co.) (c)  2,250  2,250
Trenton Ind. Dev. Rev. (Dyersburg Fabrics, Inc.) Series 1990,
3.50%, LOC SunTrust Bank, Atlanta, VRDN (b)  1,050  1,050
Volunteer State Student Funding Corp. Student Loan
Rev., VRDN:
  Series 1988 A-1, 3.40%, LOC Sumitomo Bank (b)  3,000  3,000
  Series 1988 A-2, 3.40%, LOC Sumitomo Bank (b)  1,700  1,700
Williamson County First Mtg. Rev. (Telco, Inc.) Series 1996,
3.60%, LOC NationsBank of Tennessee, VRDN (b)  1,500  1,500
  98,990
TEXAS - 11.5%
Bell County Ind. Dev. Corp. Ind. Dev. Rev. (Metal Sales Mfg.
Corp.) 3.50%, LOC Star Bank, VRDN (b)  2,240  2,240
Bexar County (Shallow Creek Apts. Proj.) 3.45%
(FNMA Guaranteed) VRDN  2,300  2,300
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Brazos River Harbor Navigational Dist. of Brazoria County:
 Bonds (Dow Chemical Co.):
  Series 1988:
   3.60% 10/10/97, CP mode (b) $ 2,000 $ 2,000
   3.90% 10/15/97, CP mode (b)  3,150  3,150
   3.75% 10/22/97, CP mode (b)  9,480  9,480
  Series 1991:
   3.65% 9/11/97, CP mode (b)  11,000  11,000
   3.85% 9/11/97, CP mode (b)  10,000  10,000
  Series 1992:
   3.80% 10/14/97, CP mode (b)  5,750  5,750
   3.80% 10/17/97, CP mode (b)  600  600
   3.90% 10/21/97, CP mode (b)  5,300  5,300
   3.75% 10/22/97, CP mode (b)  4,000  4,000
 (Dow Chemical Proj.):
  Series 1992 A, 3.90%, VRDN (b)  4,700  4,700
  Series 1996, 3.90%, VRDN (b)  2,400  2,400
Brazos River Auth. Poll. Cont. Rev. Rfdg. Bonds (Texas Utils.
Elec. Co.) Series 1994 A, 3.75% 10/17/97, LOC Canadian
Imperial Bank of Commerce, CP mode (b)  1,000  1,000
Brownsville Ind. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1997 3.50%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,000 1,000 Cleburne Ind. Dev. Rev. (Southwestern Analytical Chemical
Proj.) 3.60%, LOC Nat'l. City Bank, Cleveland, VRDN (b) 2,175 2,175 Coastal Wtr. Auth. of Texas Wtr. Conveyance Sys. Rev. Rfdg. Participating VRDN, 3.40% (Liquidity Facility Caisse des
Depots et Consignations) (c)  6,000  6,000
Denton County Ind. Dev. Rev. (Hydro Conduit Corp.) 3.45%,
LOC Union Bank of Switzerland, VRDN (b)  1,700  1,700
Denton Util. Sys. Rev. Refdg. Participating VRDN,
Series 1996 A, 3.50% (Liquidity Facility Societe Generale,
France) (c)  7,000  7,000
El Paso Ind. Dev. Auth. (Camden Wire Co., Inc.) Series 1996,
3.60%, LOC NationsBank, NA VRDN (b)  1,200  1,200
Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 3.50%, LOC Bank One Texas, VRDN (b)  2,700  2,700
Grand Prairie Ind. Dev. Auth. Rev. (Precision/API Ketema Proj.)
Series 1996, 3.70%, LOC Marine Midland Bank, NA,
VRDN (b)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Greater East Texas Higher Ed. Auth. Student Loan Rev. Bonds:
 Series 1992 B, 4.15% 9/1/97, LOC Student Loan
 Mktg. Assoc. (b) $ 2,200 $ 2,200
 Series 1993 B:
  3.90% tender 2/1/98, LOC Student Loan
  Mktg. Assoc. (b)  24,000  24,000
  4.05% tender 6/1/98, LOC Student Loan
  Mktg. Assoc. (b)  7,000  7,000
Greater Texas Student Loan Rev. Rfdg. Bonds Series 1996 A,
3.70% 3/1/98, LOC Student Loan Mktg. Assoc. (b)  7,200  7,200
Gulf Coast Ind. Dev. Auth. Series 1997 (Valero Mfg. Co.)
3.45%, LOC Bank of Montreal, Canada, VRDN (b)  9,000  9,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.
Bonds (Amoco Oil Co. Proj.) Series 1991, 3.80%
tender 10/1/97 (b)  7,700  7,700
Harlingen Ind. Dev. Auth. (Gibbs-Texas Die Casting) 3.55%,
LOC Harris Trust & Savings Bank of Chicago, VRDN (b) 3,500 3,500 Harris County Hsg. Fin. Corp. (The Mills Apts. Proj.) 3.45%
(FNMA Guaranteed) VRDN (b)  4,475  4,475
Harris County Multi-Family Hsg. Auth. (Trails of Ashford Apt.)
Series 1997, 3.45%, VRDN  3,200  3,200
Houston Participating VRDN, Series SG-28, 3.50%
(Liquidity Facility Societe Generale, France) (c) 4,630 4,630 Houston Hsg. Fin. Corp. Single-Family Mtg. Participating
VRDN, Series 1993, 3.40% (Liquidity Facility Banque
Nationale de Paris) (c)  1,650  1,650
Houston Wtr. & Swr. Sys. Rev. Participating VRDN (c):
 Series SG-77, 3.50% (Liquidity Facility Societe Generale,
 France)   4,200  4,200
 Series 1996, 3.40% (Liquidity Facility Societe Generale,
 France)   1,140  1,140
Matagorda County Navigation Dist. #1 Participating VRDN (c):
 Series 1989 C, 3.40% (Liquidity Facility Caisse des Depots
 et Consignations)   5,380  5,380
 Series 1989 D, 3.50% (FGIC Insured) (Liquidity Facility
 Caisse des Depots et Consignations) (b)  3,480  3,480
Mineral Wells Ind. Dev. Rev., VRDN:
 (Ameron Interconnects Corp.) 3.45%, LOC Commerzbank,
 Germany (b)  4,200  4,200
 (Electronic Interconnects) Series 1997, 3.50%,
 LOC NBD Bank, NA Detroit (b)  2,900  2,900
Orange County Navigational & Port Auth. Rev. (Coastal
Films, Inc.) 3.60%, LOC NationsBank of Texas, VRDN (b) 5,000 5,000 MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Port Arthur Navigational Dist. Poll. Cont. Rev. Bonds
(Star Enterprise Proj.) Series 1994, 3.45%,
LOC Swiss Bank Corp., VRDN (b) $ 1,400 $ 1,400
Port of Corpus Christi Ind. Dev. Corp., VRDN:
 (Coastal Refining & Mktg. Co.) Series 1997, 3.45%,
 LOC Banque Nat'l. de Paris, France (b)  7,000  7,000
 (Valero Refining & Mktg. Co.) 3.40%, LOC Bank of
 Montreal (b)  1,000  1,000
Port of Corpus Christi Waste Rev. (Coastal Refining & Mktg.)
3.45%, LOC Banque Nationale de Paris, VRDN (b)  2,700  2,700
San Antonio Elec. & Gas Sys. Rev. Series A:
 3.85% 9/11/97, CP  4,400  4,400
 3.65% 9/11/97, CP  2,600  2,600
San Antonio Elec. & Gas Sys. Rev. Participating VRDN (c):
Series 1997:
  3.65% (Liquidity Facility Societe Generale, France)   3,000  3,000
  3.55% (Liquidity Facility Societe Generale, France)   5,700  5,700
San Antonio Hsg. Fin. Auth., VRDN:
 (Eagle's Nest Apt. Proj.) 3.45%, LOC Swiss Bank Corp.
 (FNMA Guaranteed) (b)  4,100  4,100
 (Harbor Care Ambassador) 3.45% (FNMA Guaranteed) (b) 2,200 2,200 (La Jolla Apts.) 3.45% (FNMA Guaranteed) (b) 2,000 2,000 (Wellington Place Proj.) 3.45% (FNMA Guaranteed) (b) 2,245 2,245 Multi-Family Hsg.:
  (Cape Cod Apts.) Series 1990, 3.45% (FNMA
  Guaranteed) (b)  3,300  3,300
  (Mesa Ridge Apts. Proj.) 3.45%, LOC Landesbank
  Hesseth-Thuringen (b)  3,200  3,200
San Antonio Wtr. Rev. Participating VRDN, Series 1996, 3.41% (Liquidity Facility Citibank, NA) (c) 4,000 4,000
San Marcos Ind. Dev. Corp. Ind. Dev. Rev.
(Butler Mfg. Co.) Series 1995, 3.54%,
LOC NationsBank of Texas, VRDN (b)  6,250  6,250
Southeast Texas Hsg. Fin. Corp. Participating VRDN,
Series 1991 C, 3.62% (Liquidity Facility Bank One) (b)(c)  5,095
5,095
Sunbelt Ind. Dev. Corp. Rev. (Fort Dearborn Lithograph)
3.65%, LOC NBD Bank, Detroit, VRDN (b)  3,600  3,600
Terrel Dev. Corp. Ind. Dev. Rev. (Consolidated Sys.)
3.50%, LOC Wachovia Bank, VRDN (b)  1,800  1,800
Texas A&M Univ. Sys. Participating VRDN, Series SG-21,
3.50% (Liquidity Facility Societe Generale, France) (c) 1,600 1,600 Texas Gen. Oblig. TRAN 4.75% 8/31/98 2,700 2,723
Texas Hsg. & Commty. Participating VRDN,
Series PA-126, 3.40% (MBIA Insured)
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) 1,365 1,365 MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Texas Pub. Fin. Auth. Participating VRDN, Series 1996-CB2,
3.45% (Liquidity Facility Chase Manhattan Bank) (c) $ 3,000 $ 3,000 Trinity River Auth. of Texas Poll. Cont. Rev. Rfdg.
(Texas Util. Elec. Co. Proj.) Series 1997 A, 3.40% (MBIA
Insured) (Liquidity Facility Bank of New York, NA) (b) 2,200 2,200 Waxahachie Ind. Dev. Auth. (Rock-Tenn Converting Co. Proj.)
Series 1986, 3.50%, LOC SunTrust Bank, Atlanta, VRDN (b) 3,850 3,850 White Settlement Ind. Dev. Corp.
(Special Proj. Mfg. Co.) 3.50%,
LOC Texas Commerce Bank, NA Houston, VRDN (b)  1,200  1,200
  269,078
UTAH - 0.6%
Timpanogos Spl. Svc. Dist. Participating VRDN,
Series 1996, 3.50% (Liquidity Facility Societe
Generale, France) (c)  1,350  1,350
Utah Hsg. Fin. Agcy. Single-Family Mtg.:
 Participating VRDN (c):
  Series 1995 A, 3.50% (Liquidity Facility Rabobank
  Nederland) (b)  3,570  3,570
  Series 1995 A, 3.50% (Liquidity Facility Rabobank
  Nederland, NV) (b)  2,115  2,115
 Series 1996-Issue 5, 3.50%, VRDN (b)  6,600  6,600
  13,635
VERMONT - 0.4%
Vermont Econ. Dev. Auth. (Huber and Suhner Proj.) 3.75%,
LOC Key Bank NA, VRDN  1,590  1,590
Vermont Hsg. Fin. Agcy. Single Family Hsg. Participating
VRDN, Series 2, 3.50% (Liquidity Facility Bayerische
Hypotheken-und Weschel Bank) (b)(c)  6,535  6,535
  8,125
VIRGINIA - 3.7%
Amelia County Facs. Rev. (Chambers Waste Sys. Proj.) Series
1991, 3.60%, LOC Morgan Guaranty Trust, NY, VRDN (b) 4,400 4,400 Bedford County Ind. Dev. Auth. (Nekoosa Packaging
Corp. Proj.) Series 1996, 3.40%, LOC Canadian
Imperial Bank of Commerce, VRDN (b)  5,000  5,000
Botetourt County Ind. Dev. Auth. (VA Forge Co. Proj.)
Series 1996, 3.50%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  1,800  1,800
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.) Series 1985, 3.50% 9/5/97,
CP mode  1,100  1,100
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.):
  Series B, 3.80% 9/18/97, CP mode $ 2,600 $ 2,600
  Series B, 3.75% 1/23/98, CP mode  1,300  1,300
Fairfax County Public Impt. Participating VRDN, 3.40%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) 3,200 3,200 Frederick County Ind. Dev. Auth. Rev.
(Nat'l. Wildlife Federation Proj.) Series 1996, 3.55%,
LOC NationsBank, VRDN (b)  4,150  4,150
Greensville County Ind. Dev. Auth. (Beach Mold & Tool
Virginia, Inc.) VRDN:
  Series 1996 A, 3.55%, LOC Fifth Third Bank (b)  2,620  2,620
  Series 1996 B, 3.55%, LOC Fifth Third Bank (b)  2,750  2,750
  3.55%, LOC Fifth Third Bank (b)  1,200  1,200
Halifax County Poll. Cont. Rev. Bonds (Virginia
Elec. Pwr. Co. Proj.) Series 1992:
  3.90% 9/11/97, CP mode (b)  20,000  20,000
  3.80% 10/8/97, CP mode (b)  13,100  13,100
King George County Ind. Dev. Auth. Solid Waste Disposal
Series 1996, 3.40%, LOC Morgan Guaranty
Trust, NY, VRDN (b)  1,400  1,400
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.) Series 1985:
  3.75% 1/23/98 (BPA Bank of New York, NA)
  CP mode (b)  1,000  1,000
  3.60% 10/10/97 (BPA Bank of New York, NA)
  CP mode (b)  2,300  2,300
Mecklenburg County Ind. Dev. Auth. Rev.
American Bldgs. Co. Proj.) 3.60%, LOC LaSalle
National Bank, VRDN (b)  6,440  6,440
Peninsula Ports Auth. of Virginia (Zeigler Coal Proj.)
Series 1997, 3.80%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (b)  4,300  4,300
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.)
3.75% 10/9/97, CP mode (b)  1,100  1,100
Smyth County Ind. Dev. Auth. Ind. Dev. Rev. (Summit
Dimension Products Proj.) Series 1995, VRDN:
  3.50%, LOC Wachovia Bank (b)  2,000  2,000
  3.50%, LOC Wachovia Bank (b)  2,900  2,900
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Virginia Beach Dev. Auth. Rfdg. Rev. (Ocean Ranch
Motel Corp. Proj.) Series 1993, 3.55%, LOC
NationsBank, NA, VRDN $ 2,000 $ 2,000
  86,660
WASHINGTON - 3.7%
King County, Ltd. Tax Gen. Oblig. Participating VRDN,
Series 1996, 3.50% (Liquidity Facility Societe
Generale, France) (c)  5,060  5,060
Klickitat County Pub. Corp. Ind. Dev. Rev. (Rabanco Landfill
Proj.) Series 1990, 3.45%, LOC Bank of America, VRDN (b) 1,200 1,200 Pierce County Econ. Dev. Corp. Rev. (Pacifix LLC Proj.) 3.95%,
LOC Wells Fargo Bank, VRDN (b)  3,000  3,000
Port of Grays Harbor Ind. Dev. Corp. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 3.55%, VRDN (b) 9,650 9,650
Port of Grays Harbor Solid Waste Fac. Rev. (Pacific Veneer, Weyerhaeuser Co.) Series 1993, 3.55%, VRDN (b) 2,365 2,365
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series 1993, 3.50%, VRDN 22,400 22,400 Seattle Limited Tax Gen. Oblig. Participating VRDN,
Series 1996 A, 3.40% (Liquidity Facility Societe
Generale, France) (c)  2,600  2,600
Washington Econ. Dev. Auth. (Hunter Douglas
Proj.) Series 1997 A, 3.50%, LOC ABN AMRO, VRDN (b) 1,300 1,300 Washington Gen. Oblig. Participating VRDN (c):
 Series BT-195, 3.50% (Liquidity Facility Bankers Trust Co.)  1,400
1,400
 Series 1996, 3.40% (Liquidity Facility Societe Generale,
 France)   3,595  3,595
 Series 1996, 3.50% (Liquidity Facility Societe Generale,
 France)   8,990  8,990
 Series 1997 A, 3.40% (Liquidity Facility Societe Generale,
 France)   5,000  5,000
 Series 96C4708, 3.46% (Liquidity Facility Citibank, NA) 2,700 2,700 Washington Hsg. Fin. Comm. Single-Family Mtg.
Participating VRDN, Series 1995 A, 3.50%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c) 2,650 2,650 Washington Hsg. Fin. Auth. Participating VRDN, Series
1997 D, 3.60% (Liquidity Facility CoreStates Bank) (b)(c)  4,505
4,505
Washington Hsg. Fin. Comm. Multi-Family Rev., VRDN:
 (Eaglepointe Apts.) Series 1996 A, 3.45% (FSA Insured)
 LOC Wells Fargo Bank, NA (b)  2,000  2,000
 (Winterhill Apt. Proj.) Series 1996 A, 3.45% (FSA Insured)
 LOC Wells Fargo Bank, NA (b)  2,225  2,225
Washington Student Loan Fin. Assoc. Guaranteed Student
Loan Prog. Rev., Series 1987 B, 3.55%,
LOC Sanwa Bank, Ltd., VRDN (b)  4,300  4,300
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WASHINGTON - CONTINUED
Washington Public Pwr. Supply Sys. Rev. Rfdg.
(Nuclear Proj. #1) Series 1993-1A2, 3.40%, VRDN $ 570 $ 570
Washington Pub. Pwr. Supply Sys. Participating VRDN,
Series BT-61, 3.65% (Liquidity Facility Automatic
Data Processing, Inc.) (c)  1,500  1,500
  87,010
WEST VIRGINIA - 1.3%
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec.
Pwr. Co.) Series 1996, 3.95% 10/24/97, CP mode (b)  1,800  1,800
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co.)
Series 1986, 3.90% 9/9/97, CP mode (b)  7,400  7,400
Marion County Solid Waste Disp. Rev.
(Grant Town Cogeneration Proj.) Series 1990 A, 3.45%,
LOC Nat'l. Westminster Bank PLC, VRDN (b)  8,600  8,600
West Virginia Pub. Energy Rev. Auth. Bonds
(Morgantown Energy Assoc.):
  3.85% 9/9/97, LOC Swiss Bank Corp. (b)  5,000  5,000
  3.90% 9/12/97, LOC Swiss Bank Corp. (b)  2,650  2,650
  3.60% 10/15/97, LOC Swiss Bank Corp. (b)  4,000  4,000
  3.75% 1/23/98, LOC Swiss Bank Corp. (b)  1,000  1,000
  30,450
WISCONSIN - 3.6%
Ashwaubenon Ind. Dev. Rev. (Tufco Proj.) Series 1992,
3.50%, LOC Bank One, VRDN (b)  1,750  1,750
Beaver Dam Unified School Dist. BAN 3.85%, 10/14/97 1,200 1,200 Butler Ind. Dev. Rev. (Western States Envelope Co.) Series
1996, 3.60%, LOC Firstar Bank Milwaukee NA, VRDN (b)  3,150  3,150
De Pere Unified School Dist. BAN 4.25% 12/1/97  1,000  1,001
Eau Claire Solid Waste. Disp. Rev. (Pope & Talbot Proj.)
Series 1994, 3.50%, LOC Wachovia Bank, VRDN (b)  4,000  4,000
Elkhorn Area School Dist. BAN 4.25% 4/1/98  1,000  1,001
Hartford Comm. Dev. Auth. Ind. Dev. Rev. Bonds
(TNT/Larpen Supply Proj.) 3.50%, LOC Bank One (b) 2,465 2,465 Jefferson Ind. Dev. Rev. Bonds (Generac Corp. Proj.)
Series 1994, 3.65%, LOC NBD Bank, VRDN (b)  7,000  7,000
Kenosha Unified School Dist. TRAN 4.25% 9/26/97  4,100  4,101
Merrill Ind. Dev. Rev. (C&H Packaging Co., Inc.) Series 1996,
3.60%, LOC Firstar Bank Milwaukee, NA, VRDN (b) 1,000 1,000 Milwaukee County Gen. Oblig. Series A, 4.80% 9/1/97 1,000 1,000 Milwaukee School Dist. Rev. RAN 4.25% 8/27/98 9,300 9,336
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WISCONSIN - CONTINUED
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.) 3.55%,
LOC Firstar Bank Milwaukee NA, VRDN (b) $ 2,000 $ 2,000
Platteville Ind. Dev. Auth. Rev. (Woodward Communications)
3.50%, LOC Harris Trust & Savings Bank of Chicago,
VRDN (b)  1,000  1,000
Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994, 3.60%,
LOC NationsBank, NA South, VRDN (b)  1,200  1,200
Raymond Ind. Dev. Rev. (Richard S. Werner, Inc. Proj.)
Series 1996, 3.50%, LOC Bank One, Milwaukee, VRDN (b) 2,440 2,440 Rhinelander Ind. Dev. Rev., VRDN:
 (American Plastics Co., Inc. Proj.) Series 1996, 3.60%,
 LOC Firstar Bank Milwaukee, NA (b)  3,500  3,500
 (Red Arrow Prod. Co., Inc.) Series 1994, 3.50%,
 LOC Bank One (b)  5,950  5,950
Shawano-Gresham School Dist. BAN 4.10% 12/1/97  1,300  1,300
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996,
3.60%, LOC Firstar Bank Milwaukee, NA, VRDN (b) 1,100 1,100 Sturtevant Ind. Dev. Rev. (Quadra, Inc. Proj.) 3.50%,
LOC Bank One, Wisconsin, VRDN (b)  1,300  1,300
Village of Pleasant Prarie (Muskie Enterprises, Inc. Proj.)
Series 1995, 3.50%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  3,600  3,600
Whitnall School Dist. TRAN 4.50% 9/27/97  1,000  1,000
Wisconsin Gen. Oblig. Participating VRDN (c):
 Series 1992, 3.50% (Liquidity Facility Bankers Trust Co.)   3,175
3,175
 Series 1994, 3.56% (Liquidity Facility Citibank, NA) (b)  9,000
9,000
Wisconsin Gen. Operating Notes TAN 4.50% 6/15/98 7,000 7,035 Wisconsin Health & Ed. Facs. Auth.
(Daughters of Charity - St. Mary's)
Series 1992 A, 3.30%, VRDN  4,100  4,100
  84,704
WYOMING - 0.9%
Laramie County Ind. Dev. Rev. (Cheyenne Light, Fuel
and Power):
  3.45% (AMBAC Insured) (Liquidity Facility Norwest
  Bank, NA) VRDN (b)  1,500  1,500
  3.45% (AMBAC Insured) (Liquidity Facility Norwest
  Bank, NA) VRDN (b)  1,000  1,000
Wyoming Commty. Dev. Auth. Hsg. Rev. Participating VRDN,
Series 1997 1&3, 3.40% (Liquidity Facility Bayerische
Hypotheken-und Weschel Bank) (c)  2,500  2,500
Wyoming Gen. Oblig. TRAN:
 4.25% 6/26/98  2,100  2,107
 4.50% 6/26/98  14,880  14,882
  21,989
MUNICIPAL SECURITIES (A) - CONTINUED CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MULTIPLE STATES - 1.6%
Clipper Participating VRDN, Series 1995-1, 3.51%,
(Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c) $ 32,557 $ 32,557
Stephens Equity Trust #3 Participating VRDN, Series 1996,
3.56%, LOC Bayerische Hypotheken-und Weschel Bank (c)  5,000  5,000
  37,557
OTHER - 0.7%
  SHARES
Municipal Central Cash Fund (d)(e)  16,060,000 $ 16,060
TOTAL INVESTMENTS - 100%  $ 2,335,968
Total Cost for Income Tax Purposes  $ 2,335,967
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
5. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.55%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $318,900 of which $900, $700, $45,800, $26,500, $125,000 and $120,000 will expire on August 31, 1999, 2001, 2002, 2003, 2004 and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                         $ 2,335,968
SEE ACCOMPANYING SCHEDULE

CASH                                                                          45

INTEREST RECEIVABLE                                                           13,874

 TOTAL ASSETS                                                                 2,349,887

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                 $ 15,284

SHARE TRANSACTIONS IN PROCESS                                      4,421

DISTRIBUTIONS PAYABLE                                              246

ACCRUED MANAGEMENT FEE                                             794

OTHER PAYABLES AND ACCRUED EXPENSES                                25

 TOTAL LIABILITIES                                                            20,770

NET ASSETS                                                                   $ 2,329,117

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 2,329,440

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                           (323)

NET ASSETS, FOR 2,329,438 SHARES OUTSTANDING                                 $ 2,329,117

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                          $1.00
PER SHARE ($2,329,117 (DIVIDED BY) 2,329,438 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED AUGUST 31, 1997

INTEREST INCOME                                                    $ 89,834

EXPENSES

MANAGEMENT FEE                                          $ 12,041

NON-INTERESTED TRUSTEES' COMPENSATION                    37

 TOTAL EXPENSES BEFORE REDUCTIONS                        12,078

 EXPENSE REDUCTIONS                                      (2,504)    9,574

NET INTEREST INCOME                                                 80,260

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (125)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 80,135

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED     YEAR ENDED
                                                           AUGUST 31,     AUGUST 31,
                                                           1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 80,260       $ 76,681
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (125)          (125)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            80,135         76,556
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (80,260)       (76,681)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    3,317,997      3,024,077
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     77,871         73,982

 COST OF SHARES REDEEMED                                    (3,446,433)    (2,924,257)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (50,565)       173,802
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (50,690)       173,677

NET ASSETS

 BEGINNING OF PERIOD                                        2,379,807      2,206,130

 END OF PERIOD                                             $ 2,329,117    $ 2,379,807


FINANCIAL HIGHLIGHTS

                                    YEARS ENDED AUGUST 31,

                                    1997                     1996      1995      1994      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000
OF PERIOD

INCOME FROM INVESTMENT               .033                     .034      .035      .025      .026
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.033)                   (.034)    (.035)    (.025)    (.026)

NET ASSET VALUE, END OF PERIOD      $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN A                       3.38%                    3.41%     3.59%     2.50%     2.66%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 2,329                  $ 2,380   $ 2,206   $ 2,288   $ 1,696
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         .40%                     .40%      .40%      .33%      .27%
NET ASSETS                          B                        B         B         B         B

RATIO OF EXPENSES TO AVERAGE NET     .40%                     .39%      .40%      .33%      .27%
ASSETS AFTER EXPENSE REDUCTIONS                              C

RATIO OF NET INTEREST INCOME TO      3.33%                    3.36%     3.53%     2.48%     2.61%
AVERAGE NET ASSETS


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $17,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the expenses by $2,414,000.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $90,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust II and the Shareholders of Spartan Municipal Money Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust II: Spartan Municipal Money Fund, including the schedule of portfolio investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust II: Spartan Municipal Money Fund as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
\s\COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
September 23, 1997
DISTRIBUTIONS


During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 72.64% of the fund's income dividends was subject to the federal alternative minimum tax.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 17, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
RALPH F. COX
Affirmative 2,401,182,794.648 96.436
Withheld 88,751,815.562 3.564
 TOTAL 2,489,934,610.210 100.000
PHYLLIS BURKE DAVIS
Affirmative 2,397,118,738.298 96.272
Withheld 92,815,871.912 3.728
 TOTAL 2,489,934,610.210 100.000
ROBERT M. GATES
Affirmative 2,396,081,742.286 96.231
Withheld 93,852,867.924 3.769
 TOTAL 2,489,934,610.210 100.000
EDWARD C. JOHNSON 3RD
Affirmative 2,399,673,814.265 96.375
Withheld 90,260,795.945 3.625
 TOTAL 2,489,934,610.210 100.000
E. BRADLEY JONES
Affirmative 2,398,393,555.851 96.324
Withheld 91,541,054.359 3.676
 TOTAL 2,489,934,610.210 100.000
DONALD J. KIRK
Affirmative 2,402,333,998.428 96.482
Withheld 87,600,611.782 3.518
 TOTAL 2,489,934,610.210 100.000
 # OF % OF
 SHARES VOTED SHARES VOTED
PETER S. LYNCH
Affirmative 2,401,919,216.521 96.465
Withheld 88,015,393.689 3.535
 TOTAL 2,489,934,610.210 100.000
WILLIAM O. MCCOY
Affirmative 2,402,103,946.654 96.473
Withheld 87,830,663.556 3.527
 TOTAL 2,489,934,610.210 100.000
GERALD C. MCDONOUGH
Affirmative 2,400,485,001.686 96.408
Withheld 89,449,608.524 3.592
 TOTAL 2,489,934,610.210 100.000
MARVIN L. MANN
Affirmative 2,402,111,793.420 96.473
Withheld 87,822,816.790 3.527
 TOTAL 2,489,934,610.210 100.000
ROBERT C. POZEN
Affirmative 2,401,711,292.631 96.457
Withheld 88,223,317.579 3.543
 TOTAL 2,489,934,610.210 100.000
THOMAS R. WILLIAMS
Affirmative 2,399,898,719.309 96.384
Withheld 90,035,890.901 3.616
 TOTAL 2,489,934,610.210 100.000
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     2,345,334,057.002    94.193

AGAINST         37,408,607.833       1.502

ABSTAIN         107,191,945.375      4.305

TOTAL           2,489,934,610.210    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF TRUST % OF TRUST
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     2,204,078,064.733    88.531

AGAINST         147,728,014.266      5.934

ABSTAIN         137,804,775.211      5.535

TOTAL           2,489,610,854.210    100.000

NOT VOTING     323,756.000

 # OF FUND % OF FUND
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     1,085,640,715.377    87.998

AGAINST         73,666,487.620       5.971

ABSTAIN         74,400,384.345       6.031

TOTAL           1,233,707,587.342    100.000

NOT VOTING     308,400.000

PROPOSAL 4
To amend the fundamental diversification limitation for Spartan
Municipal Money Fund to exclude securities of other investment companies from the limitation.
 # OF FUND % OF FUND
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     1,003,217,154.907    81.317

AGAINST         129,964,730.320      10.535

ABSTAIN         100,525,702.115      8.148

TOTAL           1,233,707,587.342    100.000

NOT VOTING     308,400.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
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Campbell, CA
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Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce Greer, Vice President
Diane M. McLaughlin, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
  and
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE